Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Revenues	$ 52,151	$ 21,444	$ 5,903
Cost of revenues	29,654	13,968	4,785
Gross profit	22,497	7,476	1,118
Sales and marketing expenses	3,305	3,064	665
General and administrative expenses	1,317	469	419
Operating income	17,875	3,943	34
Finance expenses (income), net	99	(269)	371
Income (loss) before income tax	17,776	4,212	(337)
Income tax expenses (benefit)	3,023	1,090	(57)
Net and comprehensive income (loss)	$ 14,753	$ 3,122	$ (280)
Basic and diluted income (loss) per share (U.S. dollar)	$ 0.60	$ 0.13	$ (0.01)